Land Use Rights (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Land Use Rights [Abstract]
Amortization expense	$ 32,349	$ 30,048	$ 30,617